Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Palmetto HASI Holdings LLC (the “Company”)

BofA Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Palmetto Issuer 2025-2 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “datatape_20250819.csv” provided by the Structuring Agent on August 19, 2025, on behalf of the Company, containing information on 22,188 solar assets (the “Solar Assets”) as of August 19, 2025 (the “Cut-off Date”) (the “Data File”), which we were informed are intended to be included as collateral in the offering by Palmetto Issuer 2025-2 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): power purchase agreement, solar lease agreement, and/or site map and vicinity map thereto. The Solar Asset Contracts were represented by the Company to be electronic copies of the original Solar Asset Contracts, and/or electronic records contained within the Company’s asset system of record. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “Sample Selection File” means an electronic data file entitled “datatape_20250815.csv” provided by the Structuring Agent on August 15, 2025, on behalf of the Company, containing information on 22,188 Solar Assets as of August 15, 2025.

•

The term “Company’s Asset System File” means an electronic data file entitled “abs_datatape_kpmg_ sample_vf_20250820.csv” provided by the Company on August 20, 2025, containing information on billing type, utility company, panel manufacturer, invertor manufacturer, battery manufacturer, PPA type, and credit report scores for the Selected Assets from the Company’s asset system of record.

•

The term “First Bill Due Date File” means an electronic data file entitled “datatape_inc_first_charge_ 20250820.xlsx” provided by the Company on August 20, 2025, containing information on the first bill due date for each Selected Asset.

•	The term “Utility Company Mapping” means electronic mail correspondence provided by the Company on August 26, 2025, containing information on the abbreviations used for the names of utility companies.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Notification, Sample Selection File, Company’s Asset System File, First Bill Due Date File, and Utility Company Mapping.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Sample Selection File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Sample Selection File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information
CONTRACT_ID	Solar Asset Contracts

STATE	Solar Asset Contracts

SYSTEM_SIZE_KW	Solar Asset Contracts, Instructions

SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Solar Asset Contracts, Instructions

2

Attribute	Provided Information
CUSTOMER_AGREEMENT_TERM_YEARS	Solar Asset Contracts

PRODUCT_TYPE	Solar Asset Contracts

BILLING_TYPE	Company’s Asset System File

PANEL_MANUFACTURER	Company’s Asset System File

UTILITY_COMPANY	Solar Asset Contracts, Company’s Asset System File, Utility Company Mapping

TOTAL_MONTHLY_PAYMENT	Solar Asset Contracts

IMPLIED_KWH_RATE	Instructions

ANNUAL_ESCALATOR_PERCENT	Solar Asset Contracts

PEGU_PAYOUT_FREQUENCY	Solar Asset Contracts

PEGU_PERCENT	Solar Asset Contracts

INVERTER_MANUFACTURER	Company’s Asset System File

BATTERY_MANUFACTURER	Company’s Asset System File

PPA_TYPE	Company’s Asset System File

FICO_AT_CREDIT_CHECK	Company’s Asset System File

ACTUAL_OR_ESTIMATED_PTO_DATE	PTO Confirmation, Instructions

REMAINING_CONTRACT_TERM_MONTHS	First Bill Due Date File, Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
September 23, 2025

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	SYSTEM_SIZE_KW	Consider the attribute to be in agreement if SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value or SYSTEM_FIRST_YEAR_PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value.

2.	SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Consider the attribute to be in agreement if SYSTEM_FIRST_YEAR_ PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value or SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value.

3.	IMPLIED_KWH_RATE	Recompute as TOTAL_MONTHLY_PAYMENT times 12 divided by SYSTEM_FIRST_YEAR_PRODUCTION_KWH.

4.	ACTUAL_OR_ESTIMATED_PTO_DATE	Consider the attribute to be in agreement if it is within 31 days of the Data File value.

5.	REMAINING_CONTRACT_TERM_MONTHS

If the First Bill Due Date in the First Bill Due Date File occurs on or after the Cutoff Date, consider the attribute to be in agreement if Data File value is equal to CUSTOMER_AGREEMENT_TERM_YEARS (in months), else recompute as the difference (in months) between CUSTOMER_AGREEMENT_TERM_YEARS and Seasoning. Recompute Seasoning (in months) as the difference between the First Bill Due Date in the First Bill Due Date File and the Cutoff Date.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-1

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
1	673d6d****	41	655d6e****	81	672ac5****
2	66b115****	42	675f80****	82	66a817****
3	66f6ec****	43	679513****	83	669aed****
4	6669c7****	44	6729bb****	84	66aaca****
5	67b60d****	45	67297e****	85	66e8eb****
6	66b3a9****	46	66f4a9****	86	651ca6****
7	678406****	47	6782c4****	87	66fdcc****
8	6706ed****	48	66b299****	88	66eda8****
9	6729be****	49	6682f3****	89	6716c2****
10	67d320****	50	67413e****	90	66e45b****
11	67ac37****	51	66df8d****	91	663aa6****
12	6750c2****	52	671979****	92	66aabe****
13	67191a****	53	666089****	93	668eaa****
14	672a58****	54	672661****	94	66be83****
15	66ce10****	55	666919****	95	66c0f7****
16	6723e3****	56	65b2b7****	96	6733d9****
17	672010****	57	672a6a****	97	67dc71****
18	6657af****	58	66b54d****	98	66db55****
19	666a1c****	59	6737d4****	99	67b91b****
20	673d45****	60	679bc8****	100	66d088****
21	67296e****	61	67900a****	101	66b119****
22	67609c****	62	672985****	102	67c0c3****
23	6717f2****	63	66d9dd****	103	673ba7****
24	67ec7c****	64	669ffb****	104	6729c2****
25	664d15****	65	672974****	105	66e5eb****
26	662818****	66	6727ea****	106	67083b****
27	669ae6****	67	66f725****	107	672d54****
28	66aad1****	68	668dc0****	108	678142****
29	6712f9****	69	6712f2****	109	6733d1****
30	662031****	70	67d45b****	110	6745d4****
31	673280****	71	6766ea****	111	66bbcb****
32	66a917****	72	66e4a7****	112	66b67e****
33	67ca38****	73	666bb0****	113	67323f****
34	671016****	74	684ab4****	114	66ece5****
35	66b3cc****	75	66fea7****	115	66d341****
36	671d6f****	76	678b09****	116	672be4****
37	66ef19****	77	66aacf****	117	67abc4****
38	67046c****	78	66dbb7****	118	672a46****
39	67aa3d****	79	67acfb****	119	66c8e2****
40	66a46a****	80	67537d****	120	679a3f****

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
121	672a82****	161	66c4df****	201	670948****
122	67b0e5****	162	670f0e****	202	66e1ab****
123	66bbb8****	163	66c77b****	203	674254****
124	668c7b****	164	678bf1****	204	66898d****
125	66f9ce****	165	66a199****	205	669ae7****
126	672984****	166	670d88****	206	66f879****
127	67aa9f****	167	6759a4****	207	6705f4****
128	6807f5****	168	666e21****	208	66be4e****
129	673247****	169	670861****	209	67be54****
130	67ae96****	170	66d8e4****	210	6770b8****
131	66aa52****	171	66c9f0****	211	67b7ad****
132	67f462****	172	678aaa****	212	672a73****
133	66b2b3****	173	66ec57****	213	66c761****
134	67af9f****	174	66e87a****	214	675b7b****
135	67784b****	175	676334****	215	683da6****
136	673d2b****	176	671cea****	216	66d0e8****
137	66a153****	177	66ee48****	217	66ae91****
138	67f55d****	178	66ec6a****	218	67b63d****
139	66bd29****	179	669365****	219	6793bd****
140	677abd****	180	679537****	220	672261****
141	680d29****	181	672e52****	221	66fd88****
142	672a60****	182	673ba0****	222	669e75****
143	66b123****	183	66d253****	223	67953d****
144	66e47a****	184	66a2f9****	224	6776fc****
145	66cd3f****	185	66cfcc****	225	66f9cf****
146	672a73****	186	66a154****	226	66f2fd****
147	66c691****	187	66c0dc****	227	6785a8****
148	66e20a****	188	665500****	228	669aff****
149	675e21****	189	66e5fd****	229	67dcd2****
150	66be39****	190	683132****	230	671d52****
151	678549****	191	67ba5c****	231	66f6ed****
152	67a126****	192	670696****	232	66a017****
153	67225b****	193	66d0bf****	233	66b4db****
154	66bef0****	194	681ba2****	234	673fb8****
155	67b3b3****	195	6705c4****	235	66b363****
156	67c118****	196	67b783****	236	67cb43****
157	66fee5****	197	67a552****	237	66f5cb****
158	66c114****	198	66a12d****	238	67042b****
159	670da2****	199	678046****	239	6692bf****
160	66a2bf****	200	66e89a****	240	66a574****

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
241	67acf2****	271	6828f5****
242	66d7b5****	272	661961****
243	67619f****	273	66b7c1****
244	6717b7****	274	67853d****
245	67d30a****	275	670189****
246	668318****	276	6713e9****
247	67bcf5****	277	6685d6****
248	668480****	278	672042****
249	66fb14****	279	67f414****
250	6723fa****	280	66c4ef****
251	67391c****	281	668da5****
252	670706****	282	67798b****
253	67250c****	283	67db7c****
254	66abff****	284	67808e****
255	672969****	285	6717e6****
256	66e35e****	286	669fea****
257	66d8b1****	287	668347****
258	665cb1****	288	666c6a****
259	666871****	289	6722c1****
260	672e98****	290	662d49****
261	673bbc****	291	66b392****
262	667b0c****	292	66aaf2****
263	6761dd****	293	664220****
264	6663b0****	294	67c765****
265	67d735****	295	670978****
266	66a162****	296	651323****
267	666781****	297	66a2da****
268	67a27e****	298	671419****
269	66cba9****	299	672a43****
270	66da4c****	300	672983****

Exhibit C

Exceptions

Selected Asset Number	CONTRACT_ID	Attribute	Per Data File	Per Provided Information
9	6729be****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
14	672a58****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
45	67297e****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
57	672a6a****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
62	672985****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
65	672974****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
118	672a46****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
126	672984****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
142	672a60****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
146	672a73****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
212	672a73****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
250	6723fa****	PRODUCT_TYPE	PPA	Lease
255	672969****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years
299	672a43****	PEGU_PAYOUT_FREQUENCY	every_three_years	every_two_years

C-1